Expense Example, No Redemption	Mar. 01, 2026 USD ($)
California Municipal Fund | California Municipal Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 170
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	907
Expense Example, No Redemption, 10 Years	1,758
Core Fixed Income Fund | Core Fixed Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Core Plus Bond Fund | Core Plus Bond Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
Diversified Income Fund | Diversified Income Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	1,957
Diversified International Fund | Diversified International Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	113
Expense Example, No Redemption, 3 Years	353
Expense Example, No Redemption, 5 Years	612
Expense Example, No Redemption, 10 Years	1,352
Equity Income Fund | Equity Income Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	887
Expense Example, No Redemption, 10 Years	1,724
Equity Income Fund | Equity Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	918
Global Emerging Markets Fund | Global Emerging Markets Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	424
Expense Example, No Redemption, 5 Years	736
Expense Example, No Redemption, 10 Years	1,620
Government & High Quality Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
High Yield Fund | High Yield Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,788
Inflation Protection Fund | Inflation Protection Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	291
Expense Example, No Redemption, 10 Years	653
International Bond Fund | International Bond Fund Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	169
LargeCap Growth Fund I | LargeCap Growth Fund I, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	442
Expense Example, No Redemption, 10 Years	988
LargeCap S&P 500 Index Fund | LargeCap S&P 500 Index Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	28
Expense Example, No Redemption, 3 Years	87
Expense Example, No Redemption, 5 Years	152
Expense Example, No Redemption, 10 Years	343
LargeCap Value Fund III | LargeCap Value Fund III, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	523
Expense Example, No Redemption, 10 Years	1,164
MidCap Fund | MidCap Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,804
MidCap Fund | MidCap Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
MidCap S&P 400 Index Fund | MidCap S&P 400 Index Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	39
Expense Example, No Redemption, 3 Years	122
Expense Example, No Redemption, 5 Years	213
Expense Example, No Redemption, 10 Years	480
MidCap Value Fund I | MidCap Value I Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	282
Expense Example, No Redemption, 5 Years	491
Expense Example, No Redemption, 10 Years	1,094
Money Market Fund | Money Market Fund, Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	591
Money Market Fund | Money Market Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	174
Expense Example, No Redemption, 5 Years	314
Expense Example, No Redemption, 10 Years	724
Principal LifeTime Strategic Income Fund | Principal LifeTime Strategic Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Principal LifeTime 2020 Fund | Principal LifeTime 2020 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Principal LifeTime 2030 Fund | Principal LifeTime 2030 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Principal LifeTime 2040 Fund | Principal LifeTime 2040 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
Principal LifeTime 2050 Fund | Principal LifeTime 2050 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Principal LifeTime 2060 Fund | Principal LifeTime 2060 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
Principal LifeTime 2070 Fund | Principal LifeTime 2070 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	919
Expense Example, No Redemption, 5 Years	1,766
Expense Example, No Redemption, 10 Years	3,963
Principal LifeTime Hybrid Income Fund | Principal LifeTime Hybrid Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	604
Principal LifeTime Hybrid 2015 Fund | Principal LifeTime Hybrid 2015 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	591
Principal LifeTime Hybrid 2020 Fund | Principal LifeTime Hybrid 2020 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	148
Expense Example, No Redemption, 5 Years	258
Expense Example, No Redemption, 10 Years	579
Principal LifeTime Hybrid 2025 Fund | Principal LifeTime Hybrid 2025 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	555
Principal LifeTime Hybrid 2030 Fund | Principal LifeTime Hybrid 2030 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
Principal LifeTime Hybrid 2035 Fund | Principal LifeTime Hybrid 2035 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	555
Principal LifeTime Hybrid 2040 Fund | Principal LifeTime Hybrid 2040 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	591
Principal LifeTime Hybrid 2045 Fund | Principal LifeTime Hybrid 2045 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	616
Principal LifeTime Hybrid 2050 Fund | Principal LifeTime Hybrid 2050 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	291
Expense Example, No Redemption, 10 Years	653
Principal LifeTime Hybrid 2055 Fund | Principal LifeTime Hybrid 2055 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Principal LifeTime Hybrid 2060 Fund | Principal LifeTime Hybrid 2060 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	206
Expense Example, No Redemption, 5 Years	363
Expense Example, No Redemption, 10 Years	818
Principal LifeTime Hybrid 2065 Fund | Principal LifeTime Hybrid 2065 Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	245
Expense Example, No Redemption, 5 Years	443
Expense Example, No Redemption, 10 Years	1,016
Principal LifeTime Hybrid 2070 Fund | Principal LifeTime Hybrid 2070 Fund Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	450
Expense Example, No Redemption, 5 Years	863
Expense Example, No Redemption, 10 Years	2,018
Real Estate Securities Fund | Real Estate Securities Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,174
Real Estate Securities Fund | Real Estate Securities Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	347
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	1,329
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	1,935
Strategic Asset Management Balanced Portfolio | SAM Balanced Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	1,927
Strategic Asset Management Conservative Balanced Portfolio | SAM Conservative Balanced Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	1,968
Strategic Asset Management Conservative Growth Portfolio | SAM Conservative Growth Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	1,155
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,897
Strategic Asset Management Flexible Income Portfolio | SAM Flexible Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,049
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	597
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	2,016
Strategic Asset Management Strategic Growth Portfolio | SAM Strategic Growth Fund, Class J [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	1,201
Short-Term Income Fund | Short-Term Income Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	486
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,581
Short-Term Income Fund | Short-Term Income Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
SmallCap Fund | SmallCap Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
SmallCap Growth Fund I | SmallCap Growth I Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	366
Expense Example, No Redemption, 5 Years	636
Expense Example, No Redemption, 10 Years	1,407
SmallCap S&P 600 Index Fund | SmallCap S&P 600 Index Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	493
SmallCap Value Fund II | SmallCap Value II Fund, Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	123
Expense Example, No Redemption, 3 Years	388
Expense Example, No Redemption, 5 Years	674
Expense Example, No Redemption, 10 Years	1,487
Tax-Exempt Bond Fund | Tax-Exempt Bond Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	$ 1,901